Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Changes in provisions
Changes in provisions for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021									As of December 31, 2021
	Beginning balance		Increase	Utilization	Reversal	Other	Business Combination	Spin-off	Ending balance	Current	Non-current
Provision for restoration	￦	113,653	12,648	(6,283)	(440)	172	—	(5,019)	114,731	59,204	55,527
Emission allowance		7,424	1,368	(1,091)	(5,816)	—	—	—	1,885	1,885	—
Other provisions		29,800	1,655	(18,909)	(1,820)	—	385	(732)	10,379	567	9,812

	￦	150,877	15,671	(26,283)	(8,076)	172	385	(5,751)	126,995	61,656	65,339

(In millions of won)
	2020								As of December 31, 2020
	Beginning balance		Increase	Utilization	Reversal	Other	Business Combination	Ending balance	Current	Non-current
Provision for restoration	￦	102,519	15,616	(3,610)	(1,492)	(6)	626	113,653	42,348	71,305
Emission allowance		5,257	7,400	—	(5,233)	—	—	7,424	7,424	—
Other provisions(*)		57,385	3,250	(30,861)	(1,904)	(199)	2,129	29,800	19,591	10,209

	￦	165,161	26,266	(34,471)	(8,629)	(205)	2,755	150,877	69,363	81,514

(*)	 ~~￦~~  18,717 million of current provisions are included in the other provisions relating to SK Planet Co., Ltd.’s onerous contracts.